Related party disclosures (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management personnel [Abstract]
Short-term employee benefits	£ 3,065,000	£ 2,222,000	£ 3,421,000
Share-based payment	20,137,000	25,813,000	5,602,000
Total remuneration	23,202,000	28,035,000	£ 9,023,000
Pension contributions, included in short-term employee benefits	£ 41,000	£ 29,000